Contents of Significant Accounts - Summary of Disposed and Derecognized Certain Investments Designated as Fair Value Through Other Comprehensive Income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disposed And Derecognized Partial Equity Instrument Investments Measured At Fair Value Through Other Comprehensive Income [Abstract]
Fair value on the date of disposal	$ 9,012,450	$ 2,348,454
Cumulative gains (losses) reclassified to retained earnings due to derecognition	$ 1,825,365	$ (551,903)